Government Assistance	12 Months Ended
Sep. 30, 2025
Government Assistance
Government Assistance

18.	Government Assistance

The government assistance is related to specific Government supported research and development programs undertaken by Electrovaya. The National Research Council of Canada Industrial Research Assistance Program (IRAP) has provided $66 (Cdn $93) and Innovation Asset MSP contribution $23 (Cdn $32). This total was recorded within Government Grants in the consolidated statement of income (loss).